UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

The Advisors' Inner Circle Fund

ALPHAONE
CAPITAL PARTNERS

AlphaOne Micro Cap Equity Fund

Semi-Annual Report

April 30, 2016

Investment Adviser:

AlphaOne Investment Services, LLC

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2016

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-4-ALPHAONE; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2016 (Unaudited)

Sector Weightings*

* Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.5%†
	Shares	Value
CONSUMER DISCRETIONARY — 9.7%
Entravision Communications, Cl A	296,827	$2,359,775
Ethan Allen Interiors (A)	91,054	3,099,478
Hibbett Sports* (A)	53,000	1,913,300
Kirkland’s	180,870	2,969,885
Red Robin Gourmet Burgers*	41,197	2,672,037

		13,014,475

ENERGY — 4.3%
Natural Gas Services Group*	86,619	1,991,371
Panhandle Oil and Gas, Cl A	96,834	1,829,194
RPC (A)	126,355	1,910,488

		5,731,053

FINANCIAL SERVICES — 28.3%
Avenue Financial Holdings*	64,705	1,265,630
Banner	57,604	2,464,299
Bryn Mawr Bank	74,150	2,107,343
Columbia Banking System	63,581	1,875,004
CU Bancorp*	61,336	1,413,181
Enterprise Financial Services	100,215	2,742,885
Financial Institutions	89,115	2,495,220
Flushing Financial	70,628	1,409,029
Heritage Financial	140,216	2,586,985
Live Oak Bancshares (A)	43,747	688,578
National Commerce* (A)	72,501	1,734,949
OceanFirst Financial	65,100	1,268,148
Pacific Continental	139,097	2,317,356
PacWest Bancorp	53,581	2,142,168
Park Sterling	305,542	2,230,457
Renasant	82,760	2,841,978
Sterling Bancorp (A)	119,228	1,948,185
Sun Bancorp* (A)	73,100	1,570,919

	Shares	Value
FINANCIAL SERVICES — continued
WSFS Financial	83,692	$2,857,245

		37,959,559

HEALTH CARE — 15.2%
AMAG Pharmaceuticals* (A)	59,237	1,570,965
Cambrex*	46,065	2,222,176
Cardiome Pharma*	343,803	1,540,237
Cross Country Healthcare*	145,500	1,808,565
HealthStream*	84,402	1,909,173
Invacare (A)	222,085	2,496,235
Natus Medical*	64,541	2,056,922
Supernus Pharmaceuticals*	149,906	2,572,387
US Physical Therapy	37,772	1,883,312
Vascular Solutions*	65,331	2,283,319

		20,343,291

MATERIALS & PROCESSING — 1.8%
Insteel Industries	81,604	2,365,700

PRODUCER DURABLES — 25.3%
Altra Industrial Motion	40,345	1,157,901
AZZ	54,767	3,007,804
CRA International*	117,723	2,554,589
Exponent	42,001	2,093,330
Federal Signal	163,590	2,239,547
GP Strategies*	96,623	2,255,181
Hurco	71,754	2,323,395
Kadant	38,354	1,816,062
Knight Transportation (A)	72,280	1,920,480
Lydall*	79,832	2,937,019
Marten Transport	94,113	1,756,148
Multi-Color (A)	39,370	2,355,507
NN (A)	105,267	1,583,216
Old Dominion Freight Line*	23,648	1,561,950
On Assignment*	64,153	2,313,357
SP Plus*	88,140	1,963,759

		33,839,245

TECHNOLOGY — 10.9%
CalAmp*	142,281	2,129,947
Connecture* (A)	223,297	515,816
GSI Group*	207,256	3,015,575
GTT Communications*	154,143	2,463,205
Inphi*	93,239	2,766,401

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TECHNOLOGY — continued
NeoPhotonics*	166,500	$1,996,335
Virtusa*	47,811	1,699,203

		14,586,482

Total Common Stock (Cost $116,308,691)		127,839,805

SHORT-TERM INVESTMENTS — 18.6%
BlackRock Liquidity Funds T-Fund Institutional, 0.425% (B) (C)	18,199,379	18,199,379
BlackRock Liquidity Funds T-Fund Portfolio, 0.190% (B)	6,652,568	6,652,568

Total Short-Term Investments (Cost $24,851,947)		24,851,947

Total Investments —114.1% (Cost $141,160,638)		$152,691,752

Percentages are based on Net Assets of $133,858,324.
*		Non-income producing security.
(A)		This security or a partial position of this security is on loan at April 30, 2016 (see Note 8). The total value of securities on loan at April 30, 2016 was $17,334,376.
(B)		The rate reported is the 7-day effective yield as of April 30, 2016.
(C)		This security was purchased with cash collateral held from securities on loan (see Note 8).
†		More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
Cl	–	Class

As of April 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2016 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value† (Cost $141,160,638)	$152,691,752
Receivable for Investment Securities Sold	454,537
Dividends and Income Receivable	20,741
Receivable for Capital Shares Sold	1,501
Prepaid Expenses	22,423

Total Assets	153,190,954

Liabilities:
Collateral held for Securities on Loan	18,199,379
Payable for Investment Securities Purchased	960,305
Payable due to Investment Adviser	108,861
Payable due to Administrator	11,975
Payable due to Trustees	3,407
Chief Compliance Officer Fees Payable	1,868
Payable for Distribution Fees — Investor Class Shares	256
Other Accrued Expenses	46,579

Total Liabilities	19,332,630

Net Assets	$133,858,324

NET ASSETS CONSIST OF:
Paid-in Capital	$121,568,513
Accumulated Net Investment Loss	(150,296)
Accumulated Net Realized Gain on Investments	908,993
Net Unrealized Appreciation on Investments	11,531,114

Net Assets	$133,858,324

I Class Shares
Net Assets	$132,709,367
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	12,223,800

Net Asset Value, Offering and Redemption Price Per Share*	$10.86

Investor Class Shares
Net Assets	$1,148,957
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	106,991

Net Asset Value, Offering and Redemption Price Per Share*	$10.74

†	Includes market value of securities on loan of $17,334,376.
*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2016 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income
Dividends	$681,969
Income from Securities Lending	25,364

Total Investment Income	707,333

Expenses
Investment Advisory Fees	659,072
Administration Fees	72,498
Trustees’ Fees	7,351
Chief Compliance Officer Fees	3,070
Distribution Fees — Investor Class	1,358
Transfer Agent Fees	47,099
Legal Fees	19,791
Registration and Filing Fees	16,692
Audit Fees	10,813
Printing Fees	9,488
Custodian Fees	4,972
Other Expenses	5,453

Total Expenses	857,657

Fees Paid Indirectly	(28)

Net Expenses	857,629

Net Investment Loss	(150,296)

Net Realized Gain on Investments	1,120,397
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(8,114,236)

Net Realized and Unrealized Loss on Investments	(6,993,839)

Net Decrease in Net Assets Resulting from Operations	$(7,144,135)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Loss	$(150,296)	$(527,770)
Net Realized Gain on Investments	1,120,397	11,136,428
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(8,114,236)	2,645,509

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,144,135)	13,254,167

Dividends and Distributions:
Net Realized Gains:
I Class Shares	(9,670,949)	(14,547,870)
Investor Class Shares	(73,963)	(72,488)

Total Dividends and Distributions	(9,744,912)	(14,620,358)

Capital Share Transactions:
I Class Shares:
Issued	3,569,591	4,330,381
Reinvestment of Dividends	8,071,122	12,203,353
Redeemed	(3,683,171)	(5,328,671)

Increase from I Class Capital Share Transactions	7,957,542	11,205,063

Investor Class Shares:
Issued	862,723	114,300
Reinvestment of Dividends	73,958	72,479
Redeemed	(437,605)	(43,577)

Increase from Investor Class Capital Share Transactions	499,076	143,202

Net Increase in Net Assets from Capital Share Transactions	8,456,618	11,348,265

Total Increase (Decrease) in Net Assets	(8,432,429)	9,982,074

Net Assets:
Beginning of Period	142,290,753	132,308,679

End of Period	$133,858,324	$142,290,753

Accumulated Net Investment Loss	$(150,296)	$—

Shares Issued and Redeemed:
I Class Shares:
Issued	304,267	350,136
Reinvestment of Dividends	750,104	1,070,470
Redeemed	(367,925)	(448,413)

Total Increase I Class Shares	686,446	972,193

Investor Class Shares:
Issued	78,348	9,135
Reinvestment of Dividends	6,944	6,408
Redeemed	(42,397)	(3,632)

Total Increase in Investor Class Shares	42,895	11,911

Net Increase in Shares Outstanding from Share Transactions	729,341	984,104

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2016

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Period
	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)^	NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DISTRIBUTIONS FROM INVESTMENT INCOME	DISTRIBUTIONS FROM REALIZED GAINS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN‡		NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE NET ASSETS		RATIO OF EXPENSES TO AVERAGE NET ASSETS (EXCLUDING WAIVERS & REIMBURSED FEES)		RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS	PORTFOLIO TURNOVER RATE
I Class Shares†
2016^^	$12.27	$(0.01)	$(0.58)	$(0.59)	$—	$(0.82)	$10.86	(4.73)%		$132,709	1.30	%*	1.30	%*	(0.23)%*	15	%**
2015	12.46	(0.05)	1.24	1.19	—	(1.38)	12.27	10.43		141,512	1.38	(1)	1.28		(0.38)	40
2014	12.42	(0.06)	0.72	0.66	(0.02)	(0.60)	12.46	5.47		131,663	1.42		1.28		(0.48)	75
2013	9.87	(0.02)	3.07	3.05	(0.02)	(0.48)	12.42	32.63		128,570	1.42		1.42		(0.14)	50
2012	9.06	(0.04)	1.07	1.03	—	(0.22)	9.87	11.74	††	75,367	1.42		1.81		(0.39)	52
2011	10.00	(0.04)	(0.90)	(0.94)	—	—	9.06	(9.40	)††	725	1.49	*	41.19	*	(0.75)*	37	**
Investor Class Shares†
2016^^	$12.15	$(0.03)	$(0.56)	$(0.59)	$—	$(0.82)	$10.74	(4.78)%		$1,149	1.55	%*	1.55	%*	(0.49)%*	15	%**
2015	12.38	(0.08)	1.23	1.15	—	(1.38)	12.15	10.15		779	1.62	(1)	1.53		(0.63)	40
2014	12.36	(0.09)	0.71	0.62	—	(0.60)	12.38	5.28		646	1.67		1.53		(0.74)	75
2013	9.82	(0.05)	3.08	3.03	(0.01)	(0.48)	12.36	32.38		579	1.67		1.67		(0.44)	50
2012	9.05	(0.06)	1.05	0.99	—	(0.22)	9.82	11.30	††	223	1.67		5.96		(0.64)	52
2011	10.00	(0.05)	(0.90)	(0.95)	—	—	9.05	(9.50	)††	101	1.74	*	41.59	*	(1.00)*	37	**

†	Commenced operations on March 31, 2011.
^	Calculation performed using average shares for the period.
^^	For the six months ended April 30, 2016 (unaudited).
‡	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had certain expenses not been waived or assumed by the Adviser during the period.
*	Annualized
**	Not Annualized
(1)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2016

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company with 56 funds. The financial statements herein are those of the AlphaOne Micro Cap Equity Fund (the “Fund”). The Fund, which commenced operations on March 31, 2011, is diversified and seeks long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2016, there were no securities valued in accordance with the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2016

For the period ended April 30, 2016, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2016, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Classes — Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds in the Trust and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase paid-in capital. For the period ended April 30, 2016, there were no redemption fees retained.

3. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Fund Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2016, the Fund paid $72,498 for these services.

The Fund has adopted a Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of I Class Shares of the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the period ended

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2016

April 30, 2016, the Fund earned credits of $28, which were used to offset transfer agent expenses. This amount is included in “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

AlphaOne Investment Services, LLC serves as the Adviser (the “Adviser”) to the Fund. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. The Adviser may, from its own resources, compensate broker dealers whose clients purchase shares of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding 12b-1 Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.50% of the Fund’s average daily net assets until April 1, 2017. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses in order to keep the Fund’s net operating expenses (excluding excluded expenses) from exceeding 1.42% of the Fund’s average daily net assets. The Adviser intends to continue this voluntary expense limitation until further notice, but may discontinue all or part of it at any time.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund’s total annual fund operating expenses (not including excluded expenses) and the amounts listed above to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. As of April 30, 2016, there were no previously waived and reimbursed fees by the Adviser. The Fund has recaptured all previously waived fees.

6. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, for the period ended April 30, 2016, were as follows:

Purchases	Sales and Maturities
$20,850,723	$19,629,169

There were no purchases or sales of long-term U.S. Government securities for the Fund.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended October 31, 2015 and 2014 was as follows:

	Ordinary Income	Long Term Capital Gain	Total
2015	$—	$14,620,358	$14,620,358
2014	1,020,079	5,709,019	6,729,098

For tax purposes, short-term gains are considered ordinary income.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2016

As of October 31, 2015, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gain	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Other Temporary Difference	Total Distributable Earnings
$4,246,110	$5,497,043	$19,435,712	$(7)	$29,178,858

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2016 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$141,160,638	$18,165,030	$(6,633,916)	$11,531,114

8. Loans of Portfolio Securities:

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in Short-Term Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. In the event of default, the Fund may use the collateral received to offset the position on loan not returned by the borrower. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2016, the value of the securities on loan was $17,334,376.

The following is a summary of securities lending agreements held by the Fund which would be subject to offset as of April 30, 2016:

Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
$17,334,376	$17,334,376	$—

(1)	Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See the Schedule of Investments for the total collateral received.

9. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Other:

At April 30, 2016, 29% of Investor Class Shares outstanding were held by two shareholders and 29% of I Class Shares outstanding were held by two shareholders on record owning 10% or greater of the aggregate total shares outstanding.

11. Subsequent Event:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 to April 30, 2016).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
AlphaOne Micro Cap Equity Fund, I Class	$1,000.00	$1,047.30	1.30%	$6.62
AlphaOne Micro Cap Equity Fund, Investor Class	1,000.00	1,047.80	1.55%	7.89

Hypothetical 5% Return
AlphaOne Micro Cap Equity Fund, I Class	$1,000.00	$1,018.40	1.30%	$6.52
AlphaOne Micro Cap Equity Fund, Investor Class	1,000.00	1,017.16	1.55%	7.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2016

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 23, 2016 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception, and information regarding the Fund’s performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2016

Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The AlphaOne Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-4-ALPHAONE

Adviser:

AlphaOne Investment Services, LLC

789 E. Lancaster Avenue

Suite 120

Villanova, PA 19085

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Funds described.

ACP-SA-003-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016